SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at beginning of year	$ 59,124	$ 128,312
Allowance for expected credit losses	196,075	3,007	$ 102,010
Written-off allowance during the year		(71,667)
Foreign translation adjustment		(528)
Balance at end of year	$ 255,199	$ 59,124	$ 128,312